Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Trading portfolio assets	£ 189,743	£ 166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial instruments	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Loans and advances at amortised cost	150,786	144,827
Debt securities at amortised cost	55,153	50,227
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Other assets	3,650	3,250
Total assets	1,245,473	1,218,524	£ 1,185,200
Liabilities
Derivative financial instruments	240,757	279,331
Total
Assets
Trading portfolio assets	31,386	23,941
Financial assets at fair value through the income statement	79,681	88,814
Derivative financial instruments	6,257	6,540
Financial assets at fair value through other comprehensive income	3,655	4,852
Loans and advances at amortised cost	46,705	46,554
Debt securities at amortised cost	14,069	15,438
Reverse repurchase agreements and other similar secured lending	7,049	3,145
Other assets	0	0
Total assets	188,802	189,284
Liabilities
Derivative financial instruments	6,451	6,978
Secured financing
Assets
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	79,052	87,546
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	7,049	3,145
Other assets	0	0
Total assets	86,101	90,691
Liabilities
Derivative financial instruments	0	0
Short-term traded interests
Assets
Trading portfolio assets	31,386	23,941
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	31,386	23,941
Liabilities
Derivative financial instruments	0	0
Traded derivatives
Assets
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	6,257	6,540
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	6,257	6,540
Liabilities
Derivative financial instruments	6,451	6,978
Other interests
Assets
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	629	1,268
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	3,655	4,852
Loans and advances at amortised cost	46,705	46,554
Debt securities at amortised cost	14,069	15,438
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	65,058	68,112
Liabilities
Derivative financial instruments	£ 0	£ 0